Investments and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Investments and Fair Value Measurements	Investments and Fair Value Measurements
Fair Value Measurements

The Plan uses available market information and other valuation methodologies in assessing the fair value of financial instruments. Judgment is required in interpreting market data to develop the estimates of fair value and, accordingly, changes in assumptions or the estimation methodologies may affect the fair value estimates.

Assets and liabilities carried at fair value are classified as follows:

Level 1:	Based upon quoted market prices in active markets for identical assets or liabilities.

Level 2:	Based upon observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Based upon unobservable inputs reflecting the reporting entity’s own assumptions.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies used for Plan assets are as follows:

Colgate-Palmolive Company Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Valued at the NAV of units held by the Plan at year end based upon quoted market prices. The investments provide daily redemptions by the Plan with no advance notice requirements, and have redemption prices that are determined by the fund’s NAV per unit as of the redemption date.

Cash reserve funds: Valued at cost, which approximates fair value. The funds have no restrictions from redemption.

Separately managed account: Primarily invests its assets in the common stock of a diversified group of growth companies. Valued based on the fair values of the underlying securities, which are valued using quoted prices on the active market on which the individual securities are traded.

Collective trust funds: Valued using the NAV per unit of each fund as a practical expedient for fair value. The NAV practical expedient is based on the value of the underlying investments owned by each trust, minus its liabilities, divided by the number of shares outstanding. The investments provide daily redemptions by the Plan with no advance notice requirements, and have redemption prices that are determined by the fund’s NAV practical expedient per unit as of the redemption date.
The following table presents the level of valuation input, as applicable, for the Master Trust investments measured at fair value at December 31, 2025:

	Level 1	Total
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$289,835	$289,835
Mutual funds	350,942	350,942
Cash reserve funds	10,382	10,382
Separately managed account	258,121	258,121
Investments in the fair value hierarchy	909,280	909,280
Investments measured at net asset value(1)	—	1,676,783
Investments in the Master Trust, at fair value	$909,280	$2,586,063
(1) Consists of Collective trust funds.

The following table presents the level of valuation input, as applicable, for the Master Trust investments measured at fair value at December 31, 2024:

	Level 1	Total
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$333,606	$333,606
Mutual funds	391,971	391,971
Cash reserve funds	9,090	9,090
Separately managed account	253,047	253,047
Investments in the fair value hierarchy	987,714	987,714
Investments measured at net asset value(1)	—	1,406,968
Investments in the Master Trust, at fair value	$987,714	$2,394,682
(1) Consists of Collective trust funds.
Investments not in the Master Trust consisting of Colgate-Palmolive Company Common Stock of $533,710 and $686,593 and Cash reserve funds of $441 and $907 at December 31, 2025 and 2024, respectively, are valued using Level 1 inputs.